13F-HR
<PERIOD>		06/30/03
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich New York, NY July 31, 2003

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $142,265,352

Form 13 F information Table
				Value		Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer	Class		CUSIP	(x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared  None

3M Company	COM	88579Y101	1322	10250	SH	SOLE	10250 	0	0
Aksys Ltd	COM	010196103	193	15000	SH	SOLE	15000	0	0
American Express Corp	COM   025816109	2674	63960	SH	SOLE	63960	0	0
American Int'l Group	COM	026874107	2735	49580	SH	SOLE	49580	0	0
Amgen Inc.	COM	031162100	3059	46400	SH	SOLE	46400	0	0
Anheuser Busch	COM	035229103	2659	52095	SH	SOLE	52095	0	0
AOL Time Warner	COM	00184A105	254	15837	SH	SOLE	15837	0	0
Applied Biosystems Grp	COM	038020103	608	32000	SH	SOLE	32000	0	0
AT&T Wireless Ser, Inc	COM	00209A106	1582	92700	SH	SOLE	192700	0	0
Barr Lab, Inc.	COM	068306109	2516	38425	SH	SOLE	38425	0	0
Basic Indus. Se Sector	COM	81369Y100	379	18300	SH	SOLE	18300	0	0
Biogen Inc	COM	090597105	1668	43950	SH	SOLE	43950	0	0
Black & Decker Corp	COM	091797100	2060	47430	SH	SOLE	47430	0	0
Boston Scientific Corp	COM	101137107	11077	181300	SH	SOLE	181300	0	0
C.R. Bard, Inc.	COM	067383109	1490	20900	SH	SOLE	20900	0	0
Cardinal Health Inc	COM	14149Y108	2038	31700	SH	SOLE	31700	0	0
ChevronTexaco Corp	COM	166764100	2667	36952	SH	SOLE	36952	0	0
Cisco Systems Inc.	COM	17275R102	2139	127400	SH	SOLE	127400	0	0
CitiGroup	COM	172967101	3231	75500	SH	SOLE	75500	0	0
Colgate-Palmolive	COM	194162103	2856	49300	SH	SOLE	49300	0	0
Comcast Corp Cl A Sp	COM	20030N200	2435	84020	SH	SOLE	84020	0	0
Consolidated Edison	COM	209115104	616	14240	SH	SOLE	14240	0	0
Curis, Inc.	COM	231269101	124	34000	SH	SOLE	34000	0	0
CV Therap, Inc.	COM	126667104	982	33000	SH	SOLE	33000	0	0
CVS Corp.	COM	126650100	2480	88500	SH	SOLE	88500	0	0
Disney (Walt) Co.	COM	254687106	2364	119725	SH	SOLE	119725	0	0
Double Click	COM	258609304	955	103300	SH	SOLE	103300	0	0
Duke Energy Co.	COM	264399106	325	16300	SH	SOLE	16300	0	0
El Paso Corp	COM	28336L109	110	13717	SH	SOLE	13717	0	0
Electronic Arts Inc.	COM	285512109	1241	16800	SH	SOLE	16800	0	0
EMC Corp	COM	268648102	1412	134950	SH	SOLE	134950	0	0
Exxon Mobil Corp	COM	30231G102	2572	71639	SH	SOLE	71639	0	0
FedEx Corporation	COM	31428X106	2606	42015	SH	SOLE	42015	0	0
First Data Corp	COM	319963104	2312	55800	SH	SOLE	55800	0	0
FleetBoston Finl Cor	COM	339030108	447	15050	SH	SOLE	15050	0	0
Gemstar-TV Guide Intl	COM	36866W106	64	12800	SH	SOLE	12800	0	0
General Electric Co.	COM	369604103	2444	85225	SH	SOLE	85225	0	0
Hewlett Packard Co	COM	428236103	1049	49275	SH	SOLE	49275	0	0
Intel Corp.	COM	458140100	2619	125900	SH	SOLE	125900	0	0
Intl Business Machine	COM	459200101	2252	27300	SH	SOLE	27300	0	0
Intersil Corp	COM	46069S109	3145	118225	SH	SOLE	118225	0	0
iSHR Nasdaq Biotech Ind	COM	464287556	1413	21100	SH	SOLE	21100	0	0
J.P. Morgan Chase & Co.	COM	46625H100	3751	109750	SH	SOLE	109750	0	0
Lehman Bros. Hldgs Inc.	COM	524908100	2914	43835	SH	SOLE	43835	0	0
Liberty Media Corp	COM	530718105	2710	234486	SH	SOLE	234486	0	0
Lilly, Eli & Co.	COM	532457108	394	5715	SH	SOLE	5715	0	0
Lowes Companies Inc.	COM	548661107	2546	59290	SH	SOLE	59290	0	0
Medtronic Inc.	COM	585055106	2338	48750	SH	SOLE	48750	0	0
Microsoft Corp.	COM	594918104	2940	114700	SH	SOLE	114700	0	0
Millenium Pharm	COM	599902103	1683	107000	SH	SOLE	107000	0	0
Morgan Stanley	COM	617446448	3238	75750	SH	SOLE	75750	0	0
Myriad Genetics, Inc.	COM	62855J104	543	40000	SH	SOLE	40000	0	0
Nortel Networks	COM	656568102	134	49900	SH	SOLE	49900	0	0
North Fork Bancorp	COM	659424105	2681	78715	SH	SOLE	78715	0	0
Nuveen NY Invest Qlty 	MT FD 67062X101	165	10000	SH	SOLE	10000	0	0
Nuveen NY Select Qlty 	MT FD	670976109	162	10000	SH	SOLE	10000	0	0
Omnicare, Inc.	COM	681904108	3030	89700	SH	SOLE	89700	0	0
Pepsico, Inc.	COM	713448108	2803	62995	SH	SOLE	62995	0	0
Pfizer, Inc.	COM	717081103	2671	78215	SH	SOLE	78215	0	0
Pixelworks, Inc.	COM	72581M107	675	113400	SH	SOLE	113400	0	0
Raytheon Company	COM	755111507	2633	80200	SH	SOLE	80200	0	0
Scholastic Corp	COM	807066105	954	32050	SH	SOLE	32050	0	0
Scientific Atlanta Inc	COM	808655104	1833	76900	SH	SOLE	76900	0	0
Sun Microsystems	COM	866810104	69	15000	SH	SOLE	15000	0	0
Target Corporation	COM	87612E106	2619	69225	SH	SOLE	69225	0	0
Tyco International	COM	902124106	1867	98400	SH	SOLE	98400	0	0
Verizon Communications	COM	92343V104	2223	56355	SH	SOLE	56355	0	0
Vertex Pharmaceuticals	COM	92532F100	585	40000	SH	SOLE	40000	0	0
Viacom Inc. Cl. B	COM	925524308	2509	57478	SH	SOLE	57478	0	0
Vodafone	COM	92857W100	196	10000	SH	SOLE	10000	0	0
Wal Mart Stores Inc.	COM	931142103	1560	29075	SH	SOLE	29075	0	0
Wellpoint Hlth Ntwks A	COM	94973H108	2332	27668	SH	SOLE	27668	0	0
Wells Fargo & Co.	COM	949746101	2452	48660	SH	SOLE	48660	0	0
Wendy's Intl Inc.	COM	950590109	1813	62600	SH	SOLE	62600	0	0
Williams-Sonoma,Inn.	COM	969904101	2032	69600	SH	SOLE	69600	0	0